Related parties - Disclosure of Related Party Transactions by Financial Statement Line Item (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income statements [abstract]
Finance costs	$ (153,350)	$ (115,868)
Cash generated from operating activities
Interest received	59,768	20,503
Interest paid	(258,995)	(118,304)
Cash flows from investing activities
Receivable from related party: amounts deposited		4,156,284
Receivable from related party: amounts withdrawn	820,000	180,000
Balance Sheets
Trade and other receivables	12,819	10,906
Trade and other payables	(52,308)	(37,248)
Rio Tinto [member]
Income statements [abstract]
Cost recoveries - Turquoise Hill	1,091	3,074
Management services payment	(24,554)	(32,821)
Cost recoveries - Rio Tinto	(41,632)	(44,537)
Cash and cash equivalents	13,105	7,276
Receivable from Rio Tinto	134,130	79,384
Income (loss) from transactions with related party	(26,018)	(52,724)
Cash generated from operating activities
Interest received	52,232	14,704
Interest paid	(40,913)	(13,866)
Cash flows from investing activities
Receivable from related party: amounts deposited		(4,156,284)
Receivable from related party: amounts withdrawn	820,000	180,000
Expenditures on property, plant and equipment:
Management services payment and cost recoveries - Rio Tinto	(49,362)	(22,755)
Balance Sheets
Cash and cash equivalents	741,711	741,711
Trade and other receivables	12,819	10,906
Prepaid expenses and other assets	35,736	11,153
Receivable from related party and other non-current financial assets	3,156,284	3,976,284
Total	3,894,242	4,702,806
Rio Tinto [member] | Completion Support Fee [member]
Income statements [abstract]
Finance costs	(108,158)	(65,100)
Rio Tinto [member] | Management Services [member]
Balance Sheets
Trade and other payables	(14,128)	(7,839)
Rio Tinto [member] | Cost recoveries [member]
Balance Sheets
Trade and other payables	$ (38,180)	$ (29,409)